PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 27,745	$ 29,770
Less: accumulated depreciation	(20,860)	(20,990)
Property, plant and equipment, net	6,898	8,929
Software and electronic equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	11,670	11,792
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	4,763	4,896
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	11,312	13,082
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Construction in progress	$ 13	$ 149